The Company and Basis Of Presentation (Tables)	12 Months Ended
Dec. 31, 2014
Company Basis of Presentation Healthcare Reform and Significant Accounting Policies (Tables) [Abstract]
Schedule Of Variable Interest Entities Text Block
	2014	2013
Trade accounts receivable, net	$195,369	$102,549
Other current assets	232,487	59,695
Property, plant and equipment, intangible assets & other non-current assets	59,351	26,274
Goodwill	37,934	32,759
Accounts payable, accrued expenses and other liabilities	485,006	133,977
Non-current loans from related parties	28,985	12,998
Equity	11,150	74,302